Consolidated Statements of Earnings - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net Sales	$ 3,721,428,000	$ 3,576,767,000	$ 3,268,116,000
Freight and delivery revenues	244,166,000	241,982,000	271,454,000
Total revenues	3,965,594,000	3,818,749,000	3,539,570,000
Cost of sales	2,749,488,000	2,665,029,000	2,541,196,000
Freight and delivery costs	244,166,000	241,982,000	271,454,000
Total cost of revenues	2,993,654,000	2,907,011,000	2,812,650,000
Gross Profit	971,940,000	911,738,000	726,920,000
Selling, general and administrative expenses	262,128,000	241,606,000	210,754,000
Acquisition-related expenses	8,638,000	909,000	6,346,000
Other operating expenses and (income), net	793,000	(8,043,000)	15,653,000
Earnings from Operations	700,381,000	677,266,000	494,167,000
Interest expense	91,487,000	81,677,000	76,287,000
Other nonoperating (income) and expenses, net	(10,034,000)	(11,439,000)	4,079,000
Earnings before income tax (benefit) expense	618,928,000	607,028,000	413,801,000
Income tax (benefit) expense	(94,457,000)	181,584,000	124,863,000
Consolidated net earnings	713,385,000	425,444,000	288,938,000
Less: Net earnings attributable to noncontrolling interests	43,000	58,000	146,000
Net Earnings Attributable to Martin Marietta	$ 713,342,000	$ 425,386,000	$ 288,792,000
Net Earnings Attributable to Martin Marietta Per Common Share (see Note A)
Basic attributable to common shareholders	$ 11.30	$ 6.66	$ 4.31
Diluted attributable to common shareholders	$ 11.25	$ 6.63	$ 4.29
Weighted-Average Common Shares Outstanding
Basic	62,932	63,610	66,770
Diluted	63,217	63,861	67,020